Income Taxes - Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Deferred income tax assets:
Accrued vacation benefits	$ 471	$ 482
Incentive compensation	1,266	894
Other accruals	2,124	2,285
Operating lease liabilities	46,462	40,721
Occupancy costs	41	132
Tax credit carryforwards	1,105	1,227
Other	2,024	679
Gross deferred income tax assets	53,493	46,420
Deferred income tax liabilities:
Right-of-use operating lease assets	(41,038)	(36,434)
Property and equipment depreciation	(3,115)	(3,123)
Amortization of other intangibles, net	(52)	(53)
Cloud-based software deferred costs	(1,159)	(1,059)
Other	(237)	(220)
Gross deferred income tax liabilities	(45,601)	(40,889)
Less: Valuation allowance	(10,161)	(9,902)
Net deferred tax liabilities	$ (2,269)	$ (4,371)